Financial instruments - Forward Foreign Exchange Contracts (Details) - Foreign currency forward € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of financial assets [line items]
Notional amount			$ 98,381		$ 42,872
EUR | Less than 3 months
Disclosure of financial assets [line items]
Average exchange rate	1.2019	1.2019	1.2019	1.0895	1.0895
Notional amount		€ 2,080	$ 2,500	€ 39,192	$ 42,872
RMB | Less than 3 months
Disclosure of financial assets [line items]
Average exchange rate	6.7622	6.7622	6.7622
Notional amount	¥ 648,364		$ 95,881
Financial assets at FVTPL | Recurring fair value measurement
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)			2,109		172
Financial assets at FVTPL | Recurring fair value measurement | EUR | Less than 3 months
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)			(2)		$ 172
Financial assets at FVTPL | Recurring fair value measurement | RMB | Less than 3 months
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)			$ 2,111